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Securian Financial Group, Inc.
400 Robert Street North
St. Paul, MN 55101-2098
www.securian.com
651.665.3500

                                                              [SECURIAN LOGO]




November 12, 2009


Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC  20549-4644

RE: Post-Effective Amendment Number 6 pursuant to Rule 485(b)
    Minnesota Life Individual Variable Universal Life Account
    File Numbers:  333-148646 and 811-22093


Dear Ladies and Gentlemen:

The accompanying post-effective amendment to the Registration Statement on Form N-6 for the above-referenced Minnesota Life Individual Variable Universal Life Account (the "Registrant") is being filed electronically with the Securities and Exchange Commission pursuant to the Commission's EDGAR system. The amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940. In that regard, the Registrant requests that this filing become effective November 12, 2009.

The Registration Statement is being amended to reflect the addition of the Guaranteed Insurability Option as an optional benefit under the policy. This amendment incorporates all of the staff comments received with respect to our Post-Effective Amendment No. 4 filed on September 8, 2009. This filing is made in conjunction with a "clone" product, the Minnesota Life Individual Variable Universal Life Account (File No. 333-144604). Our intention is to have the two registration statements be identical, with the exception of the underlying funds offered in the separate account and the compensation paid for distribution of the product.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 665-4593.

Sincerely,

/s/Timothy E. Wuestenhagen

Timothy E. Wuestenhagen
Senior Counsel

TEW:tmy

Securian Financial Group provides financial security for individuals and businesses through its subsidiaries including Minnesota Life Insurance Company, Advantus Capital Management, Securian Financial Services and Securian Trust Company.
F62483  02-2005